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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number  811-21753
                                  ----------------------------------------------

                         Church Capital Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

301 Oxford Valley Road, Suite 801B     Yardley, Pennsylvania          19067
--------------------------------------------------------------------------------
            (Address of principal executive offices)                (Zip code)

                                Jerome H. Walther

Church Capital Management, LLC   301 Oxford Valley Road   Yardley, PA 19067
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (215) 321-1900
                                                     ---------------------------

Date of fiscal year end:        November 30, 2007
                          ------------------------------------

Date of reporting period:       July 1, 2006 - June 30, 2007
                          ------------------------------------


     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

     Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

     (a)  The name of the issuer of the portfolio security;

     (b)  The exchange ticker symbol of the portfolio security;

     (c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

     (d)  The shareholder meeting date;

     (e)  A brief identification of the matter voted on;

     (f)  Whether the matter was proposed by the issuer or by a security holder;

     (g)  Whether the registrant cast its vote on the matter;

     (h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

     (i)  Whether the registrant cast its vote for or against management.

                                   SIGNATURES
                                   ----------

                           [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 Church Capital Investment Trust
            _________________________________________________________________

By (Signature and Title)*       /s/ Gregory A. Church
                         ____________________________________________________
                               Gregory A. Church, President
Date      July 19, 2007
     ________________________________________________________________________

* Print the name and title of each signing officer under his or her signature.

                        CHURCH CAPITAL INVESTMENT TRUST

                        CHURCH CAPITAL MONEY MARKET FUND

                                 TICKER: CHUXX
                              PROXY VOTING RECORD
                              7/1/2006 - 6/30/2007

The Fund held no securities entitled to vote at a meeting of shareholders during the reporting period.

CHURCH CAPITAL VALUE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        How did
                                                                                                        the Fund
                                                                                   Proposed             Cast its    Did the
                                                           Brief                   by Issuer    Did     Vote?       Fund vote
                                               Shareholder Identification          or           the     For,        For or
                         Ticker                Meeting     of the Matter           Security     Fund    Against,    Against
Issuer Name              Symbol  CUSIP         Date        Voted On                Holder?      Vote?   Abstain     Management?
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Arts Inc      ERTS    285512109      07/27/06   Directors               Issuer       Y       For         For
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Approval of Stock       Issuer       Y       For         For
                                                           option exchange
                                                           program
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Amendment to the        Issuer       Y       For         For
                                                           2000 equity
                                                           incentive plan
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Amendment to the        Issuer       Y       For         For
                                                           2000 employee stock
                                                           purchase plan
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Ratification of         Issuer       Y       For         For
                                                           appointment of
                                                           independent auditors
-----------------------------------------------------------------------------------------------------------------------------------
Biomet, Inc.             BMET    090613100      09/20/06   Directors               Issuer       Y       For         For
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Approve 2006 Equity     Issuer       Y       For         For
                                                           Incentive Plan
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Ratify Ernst & Young    Issuer       Y       For         For
                                                           as independent
                                                           auditors
-----------------------------------------------------------------------------------------------------------------------------------
Agilent Technologies,    A       00846U101      02/27/07   Directors               Issuer       Y       For         For
Inc.
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Ratification of         Issuer       Y       For         For
                                                           Auditor
-----------------------------------------------------------------------------------------------------------------------------------
General Electric         GE      369604103      04/05/07   Directors               Issuer       Y       For         For
Company
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Ratification of KPMG    Issuer       Y       For         For
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Adoption of Majority    Issuer       Y       For         For
                                                           voting
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Approval of 2007        Issuer       Y       For         For
                                                           Long term incentive
                                                           Plan
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Approval of material    Issuer       Y       For         For
                                                           terms of senior
                                                           officer performance
                                                           goals
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Cumulative voting       Security     Y       Against     For
                                                                                   Holder
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Curb over-extended      Security     Y       Against     For
                                                           directors               Holder
-----------------------------------------------------------------------------------------------------------------------------------
                                                           One director from       Security     Y       Against     For
                                                           the ranks of retirees   Holder
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Independent board       Security     Y       Against     For
                                                           chairman                Holder
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Elinimate divided       Security     Y       Against     For
                                                           equivalents             Holder
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Report on charitable    Security     Y       Against     For
                                                           contributions           Holder
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Global watming report   Security     Y       Against     For
                                                                                   Holder
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Ethical criteria for    Security     Y       Against     For
                                                           military contracts      Holder
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Report on pay           Security     Y       Against     For
                                                           differential            Holder
-----------------------------------------------------------------------------------------------------------------------------------
Alcoa Inc.               AA      013817101      04/20/07   Directors               Issuer       Y       For         For
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Proposal to ratify      Issuer       Y       For         For
                                                           the independent
                                                           auditor
-----------------------------------------------------------------------------------------------------------------------------------
Texas instruments Inc.   TXN     882508104      04/19/07   Election of director    Issuer       Y       For         For
                                                           J.R. Adams
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Election of director    Issuer       Y       For         For
                                                           D.L. Boren
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Election of director    Issuer       Y       For         For
                                                           D.A. Carp
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Election of director    Issuer       Y       For         For
                                                           C.S. Cox
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Election of director    Issuer       Y       For         For
                                                           T.J. Engibous
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Election of director    Issuer       Y       For         For
                                                           D.R. Goode
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Election of director    Issuer       Y       For         For
                                                           P.H. Patsley
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Election of director    Issuer       Y       For         For
                                                           W.R. Sanders
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Election of director    Issuer       Y       For         For
                                                           R.J. Simmons
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Election of director    Issuer       Y       For         For
                                                           R.K. Templeton
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Election of director    Issuer       Y       For         For
                                                           C.T. Whitman
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Board Proposal to       Issuer       Y       For         For
                                                           ratify the
                                                           appointment of Ernst
                                                           & Young LLP as the
                                                           company's
                                                           independent
                                                           registered public
                                                           accounting firm for
                                                           2007
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.          C       172967101      04/17/07   C. Michael Armstrong    Issuer       Y       For         For
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Alain J.P. Belda        Issuer       Y       For         For
-----------------------------------------------------------------------------------------------------------------------------------
                                                           George David            Issuer       Y       For         For
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Kenneth T. Derr         Issuer       Y       For         For
-----------------------------------------------------------------------------------------------------------------------------------
                                                           John M. Deutch          Issuer       Y       For         For
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Roberto Hermandez       Issuer       Y       For         For
                                                           Ramirez
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Klaus Kleinfeld         Issuer       Y       For         For
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Andrew N. Liveris       Issuer       Y       For         For
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Anne Mulcahy            Issuer       Y       For         For
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Richard D. Parsons      Issuer       Y       For         For
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Charles Prince          Issuer       Y       For         For
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Judith Rodin            Issuer       Y       For         For
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Robert E. Rubin         Issuer       Y       For         For
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Franklin A. Thomas      Issuer       Y       For         For
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Proposal to ratify      Issuer       Y       For         For
                                                           the selection of
                                                           KPMG LLP as
                                                           Citigroup's
                                                           independent
                                                           registered public
                                                           accounting firm for
                                                           2007
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Stockhloder proposal    Security     Y       Against     For
                                                           requesting a report     Holder
                                                           prior governmental
                                                           service of certain
                                                           individuals
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Stockholder proposal    Security     Y       Against     For
                                                           requesting a report     Holder
                                                           on political issues
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Stockholder proposal    Security     Y       Against     For
                                                           requesting a report     Holder
                                                           on charitable
                                                           contributions
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Shareholder proposal    Security     Y       Against     For
                                                           requesting an           Holder
                                                           advisory resolution
                                                           to ratify executive
                                                           compensation
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Stockholder proposal    Security     Y       Against     For
                                                           requesting that CEO     Holder
                                                           compensation be
                                                           limited to no more
                                                           than 100 times the
                                                           average compensation
                                                           paid to worldwide
                                                           employees
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Stockholder proposal    Security     Y       Against     For
                                                           requesting that the     Holder
                                                           chairman of the
                                                           board have no
                                                           management duties,
                                                           titles or
                                                           responsibilites
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Stockholder proposal    Security     Y       Against     For
                                                           requesting that         Holder
                                                           stock options be
                                                           subject to a
                                                           five-year sales
                                                           restriction
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Stockholder proposal    Security     Y       Against     For
                                                           requesting              Holder
                                                           cumulative voting
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Stockholder proposal    Security     Y       Against     For
                                                           requesting that         Holder
                                                           stockholders have
                                                           the right to call
                                                           special shareholder
                                                           meetings
-----------------------------------------------------------------------------------------------------------------------------------
Honeywell                HON     438516106      04/23/07   Gordon  M.  Bethune     Issuer       Y       For         For
International, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Jaime Chico Pardo       Issuer       Y       For         For
-----------------------------------------------------------------------------------------------------------------------------------
                                                           David M. Cote           Issuer       Y       For         For
-----------------------------------------------------------------------------------------------------------------------------------
                                                           D. Scott Davis          Issuer       Y       For         For
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Linnet F. Deily         Issuer       Y       For         For
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Clive R. Hollick        Issuer       Y       For         For
-----------------------------------------------------------------------------------------------------------------------------------
                                                           James J. Howard         Issuer       Y       For         For
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Ivan G. Seidenberg      Issuer       Y       For         For
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Bradley T. Shears       Issuer       Y       For         For
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Eric K. Shinseki        Issuer       Y       For         For
-----------------------------------------------------------------------------------------------------------------------------------
                                                           John R. Stafford        Issuer       Y       For         For
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Michael W. Wright       Issuer       Y       For         For
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Approval of             Issuer       Y       For         For
                                                           independent
                                                           accountants
-----------------------------------------------------------------------------------------------------------------------------------
                                                           2007 Honeywell          Issuer       Y       For         For
                                                           global employee
                                                           stock plan
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Recoup unearned         Security     Y       Against     For
                                                           management bonuses      Holder
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Performance based       Security     Y       Against     For
                                                           stock options           Holder
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Special shareholder     Security     Y       Against     For
                                                           meetings                Holder
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Six Sigma               Security     Y       Against     For
                                                                                   Holder
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Bank of America          BAC     060505104      04/25/07   Election of             Issuer       Y       For         For
                                                           directors: William
                                                           Barnet, III
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Frank P. Bramble, Sr.   Issuer       Y       For         For
-----------------------------------------------------------------------------------------------------------------------------------
                                                           John T. Collins         Issuer       Y       For         For
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Gary L. Countryman      Issuer       Y       For         For
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Tommy R. Franks         Issuer       Y       For         For
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Charles K. Gifford      Issuer       Y       For         For
-----------------------------------------------------------------------------------------------------------------------------------
                                                           W. Steven Jones         Issuer       Y       For         For
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Kenneth D. Lewis        Issuer       Y       For         For
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Monica C. Lozano        Issuer       Y       For         For
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Walter E. Massey        Issuer       Y       For         For
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Thomnas J. May          Issuer       Y       For         For
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Patricia E. Mitchell    Issuer       Y       For         For
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Thomas M. Ryan          Issuer       Y       For         For
-----------------------------------------------------------------------------------------------------------------------------------
                                                           O. Temple Sloan, Jr     Issuer       Y       For         For
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Meredith R. Spangler    Issuer       Y       For         For
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Robert L. Tillman       Issuer       Y       For         For
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Jackie M. Ward          Issuer       Y       For         For
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Ratification of the     Issuer       Y       For         For
                                                           Independent
                                                           registered public
                                                           accounting firm for
                                                           2007
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Stockholder             Security     Y       Against     For
                                                           proposal-Stock          Holder
                                                           Options
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Stockholder             Security     Y       Against     For
                                                           proposal-Number of      Holder
                                                           Directors
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Stockholder             Security     Y       Against     For
                                                           proposal-Independent    Holder
                                                           Board Chairman
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Beckman Coulter, Inc.    BEC     075811109      04/27/07   Directors               Issuer       Y       For         For
                                                           recommended: A vote
                                                           for election of the
                                                           following nominees
                                                           1. Robert G. Funari.
                                                           2. Charles A.
                                                           Haggerty. 3.
                                                           William N. Kelley,
                                                           M.D.
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Approval of the 2007    Issuer       Y       For         For
                                                           Long term
                                                           Performance Plan
-----------------------------------------------------------------------------------------------------------------------------------
Pentair, Inc.            PNR     709631105      05/03/07   A vote for the          Issuer       Y       For         For
                                                           following nominees:
                                                           1.  Glynis A. Bryan
                                                           2. William T.
                                                           Monahan 3. T.
                                                           Michale Glenn
-----------------------------------------------------------------------------------------------------------------------------------
                                                           To Amend our            Issuer       Y       For         For
                                                           articles of
                                                           incorporation to
                                                           adopt a majority
                                                           voting standard for
                                                           the election of
                                                           directors
-----------------------------------------------------------------------------------------------------------------------------------
                                                           To amend our            Issuer       Y       For         For
                                                           articles of
                                                           incorporation and
                                                           our by-laws to
                                                           provide for the
                                                           election of up to
                                                           eleven directors
-----------------------------------------------------------------------------------------------------------------------------------
                                                           To Vote upon a          Security     Y       Against     For
                                                           proposal put forth      holder
                                                           by one of our
                                                           shareholders that we
                                                           add sexual
                                                           orientation to our
                                                           written
                                                           non-discrimination
                                                           policy
-----------------------------------------------------------------------------------------------------------------------------------
                                                           To vote upon a          Security     Y       Against     For
                                                           proposal put forth      holder
                                                           by one of our
                                                           shareholders that we
                                                           issue a
                                                           sustainability
                                                           report to
                                                           shareholders
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Ratification of         Issuer       Y       For         For
                                                           appointment of
                                                           deloitte & touche
                                                           LLP as out
                                                           independent
                                                           registered public
                                                           accounting firm for
                                                           2007
-----------------------------------------------------------------------------------------------------------------------------------
Raytheon Company         RTN     755111507   05/02/07   Election of             Issuer       Y       For         For
                                                           director: Barbara M.
                                                           Barrett
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Election of             Issuer       Y       For         For
                                                           director: Vernon E.
                                                           Clark
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Election of             Issuer       Y       For         For
                                                           Director: John M.
                                                           Deutch
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Election of             Issuer       Y       For         For
                                                           Director: Frederic
                                                           M. Poses
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Election of             Issuer       Y       For         For
                                                           Director:Michael C.
                                                           Ruettgers
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Election of Director    Issuer       Y       For         For
                                                           Ronald L. Skates
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Election of             Issuer       Y       For         For
                                                           Director: William R.
                                                           Spivey
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Election of             Issuer       Y       For         For
                                                           Director: Linda G.
                                                           Stunz
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Election of Director    Issuer       Y       For         For
                                                           William H. Swanson
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Ratification of         Issuer       Y       For         For
                                                           independent auditors
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Separate the CEO and    Security     Y       Against     For
                                                           Chairman Roles          holder
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Adopt cumulative        Security     Y       Against     For
                                                           voting                  holder
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Seek stockholder        Security     Y       Against     For
                                                           approval of senior      holder
                                                           executive retirement
                                                           benefits
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson        JNJ     478160104      04/26/07   A vote for election     Issuer       Y       For         For
                                                           1. Mary S. Coleman
                                                           2. James G. Cullen
                                                           3. Michael M.E.
                                                           Johns 4. Arnold G.
                                                           Langbo 5. Susan L.
                                                           Lindquist 6. Leo F.
                                                           Mullin 7. Christine
                                                           A. Poon 8. Charles
                                                           Prince 9. Steven S.
                                                           Reinemund 10. David
                                                           Satcher 11. William
                                                           C. Weldon
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Ratification of         Issuer       Y       For         For
                                                           appointment of
                                                           pricewaterhousecoopers
                                                           LLP as independent
                                                           registered public
                                                           accounting firm
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Proposal on majority    Security     Y       Against     For
                                                           voting requirements     holder
                                                           for director nominees
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Proposal on             Security     Y       Against     For
                                                           supplemental            holder
                                                           retirement plan
-----------------------------------------------------------------------------------------------------------------------------------
United Parcel            UPS     911312106      05/10/07   A vote for election     Issuer       Y       For         For
Service, Inc.                                              of the following
                                                           nominees: 1. Michael
                                                           J. Burns 2. Scott
                                                           Davis 3. Stuart E.
                                                           Eizenstat 4. Michael
                                                           L Eshew 5. James P.
                                                           Kelly 6 Ann M.
                                                           Livermore 7. Victor
                                                           A. Pelson 8. John W.
                                                           Thompson 9. Carol B.
                                                           Tome 10. Ben
                                                           Verwaayen
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Ratification of the     Issuer       Y       For         For
                                                           appointment of
                                                           deloitte & touche
                                                           LLP as UPS's
                                                           independent
                                                           registered Public
                                                           Accountants for the
                                                           year ending Dec. 31,
                                                           2007
-----------------------------------------------------------------------------------------------------------------------------------
Beckman Coulter, Inc.    BEC     075811109      04/27/07   A vote for election     Issuer       Y       For         For
                                                           of the following
                                                           Nominees: 1Robert G.
                                                           Funari 2. Charles A.
                                                           Haggerty 3. William
                                                           N. Kelley,M.D
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Approval for the 2007   Issuer       Y       For         For
                                                           Long term
                                                           performance plan
-----------------------------------------------------------------------------------------------------------------------------------
Baxter international,    BAX     071813109      05/01/07   Election of             Issuer       Y       For         For
Inc.                                                       director:  Blake E.
                                                           Devitt
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Election of             Issuer       Y       For         For
                                                           director: John D.
                                                           Forsyth
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Election of director    Issuer       Y       For         For
                                                           Gail D. Fosler
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Election of             Issuer       Y       For         For
                                                           director: Carole J.
                                                           Shapazian
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Ratification of         Issuer       Y       For         For
                                                           independent
                                                           registered
                                                           accounting firm
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Approval of 2007        Issuer       Y       For         For
                                                           incentive plan
-----------------------------------------------------------------------------------------------------------------------------------
Northern Trust           NTRS    665859104      04/17/07   Directors               Issuer       Y       For         For
Corporation
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Approval of the         Issuer       Y       For         For
                                                           amended and restated
                                                           northern trust
                                                           Corporation 2002
                                                           Stock Plan
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Ratification of the     Issuer       Y       For         For
                                                           appointment of KPMG
                                                           LLP as the
                                                           Corporations
                                                           independent
                                                           registered public
                                                           accounting firm for
                                                           the fiscal year
                                                           ending Dec. 31, 2007
-----------------------------------------------------------------------------------------------------------------------------------
Amgen                    AMGN    031162100      05/09/07   Election of Director    Issuer       Y       For         For
                                                           Mr. Frank J. Biondi,
                                                           jr.
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Election of the         Issuer       Y       For         For
                                                           director Mr. Jerry
                                                           D. Choate
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Election of Director    Issuer       Y       For         For
                                                           Mr. Frank C.
                                                           Herringer
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Election of Director    Issuer       Y       For         For
                                                           Dr. Gilbert S. Omenn
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Ratify the selection    Issuer       Y       For         For
                                                           of Ernst & Young LLP
                                                           as the company's
                                                           independent
                                                           registered public
                                                           accountants for the
                                                           year ending Dec.
                                                           31,2007
-----------------------------------------------------------------------------------------------------------------------------------
                                                           To approve the          Issuer       Y       For         For
                                                           amendments to the
                                                           company's restated
                                                           certificate of
                                                           incorporation
                                                           eliminationg the
                                                           classification of
                                                           the board of
                                                           directors
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Stockholder proposal    Security     Y       Against     For
                                                           #1 (animal welfare      holder
                                                           policy)
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Stockholder proposal    Security     Y       Against     For
                                                           #2 ( sustainability     holder
                                                           report)
-----------------------------------------------------------------------------------------------------------------------------------
Baker Hughes             BHI     057224107      04/26/07   Directors               Issuer       Y       For         For
Incorporated
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Ratification of         Issuer       Y       For         For
                                                           Deloitte & Touche as
                                                           the company's
                                                           independent auditor
                                                           for fiscal year 2007
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Proposal to amend       Issuer       Y       For         For
                                                           the company's
                                                           restated certificate
                                                           of incorporation
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Corporation     WB      929903102      04/17/07   Directors               Issuer       Y       For         For
-----------------------------------------------------------------------------------------------------------------------------------
                                                           A Wachovia proposal     Issuer       Y       For         For
                                                           to amend Wachovia's
                                                           articles of
                                                           incorporation tro
                                                           eliminate the
                                                           provisions
                                                           classifying the
                                                           terms of its board
                                                           of directors
-----------------------------------------------------------------------------------------------------------------------------------
                                                           A Wachovia Proposal     Issuer       Y       For         For
                                                           to amend Wachovia's
                                                           articles of
                                                           incorporation to
                                                           provide for majority
                                                           voting in
                                                           uncontested director
                                                           elections
-----------------------------------------------------------------------------------------------------------------------------------
                                                           A Wachovia proposal     Issuer       Y       For         For
                                                           to ratify the
                                                           appointment of KPMG
                                                           LLP as auditors for
                                                           the year 2007
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Stockholder proposal    Security     Y       Against     For
                                                           regarding               holder
                                                           non-binding
                                                           stockholder vote
                                                           ratifying executive
                                                           compensation
-----------------------------------------------------------------------------------------------------------------------------------
                                                           A stockholder           Security     Y       Against     For
                                                           proposal regarding      holder
                                                           qualifications of
                                                           director moninees
-----------------------------------------------------------------------------------------------------------------------------------
                                                           A stockholder           Security     Y       Against     For
                                                           proposal regarding      holder
                                                           reporting political
                                                           contributions
-----------------------------------------------------------------------------------------------------------------------------------
                                                           A stockholder           Security     Y       Against     For
                                                           proposal regarding      holder
                                                           the offices of
                                                           chairman and chief
                                                           executive officer.
-----------------------------------------------------------------------------------------------------------------------------------
Intel Corporation        INTC    458140100      05/16/07   Election of Director    Issuer       Y       For         For
                                                           Craig R. Barrett
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Election of Director    Issuer       Y       For         For
                                                           Charlene Barkshefsky
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Election of Director    Issuer       Y       For         For
                                                           Susan L. Decker
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Election of Director    Issuer       Y       For         For
                                                           D. James Guzy
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Election of Director    Issuer       Y       For         For
                                                           Reed E. Hundt
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Election of Director    Issuer       Y       For         For
                                                           Paul S. Otellini
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Election of Director    Issuer       Y       For         For
                                                           James D. Plummer
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Election of Director    Issuer       Y       For         For
                                                           David S. Pottruck
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Election of Director    Issuer       Y       For         For
                                                           Jane E. Shaw
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Election of Director    Issuer       Y       For         For
                                                           John L. Thorton
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Election of Director    Issuer       Y       For         For
                                                           David B. Yoffie
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Ratification of         Issuer       Y       For         For
                                                           selection of Earnst
                                                           & Young LLP as our
                                                           independent
                                                           registered public
                                                           accounting firm
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Amendment and           Issuer       Y       For         For
                                                           extension of the
                                                           2006 equity
                                                           incentive plan
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Approval of the 2007    Issuer       Y       For         For
                                                           executive officer
                                                           incentive plan
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Stockholder proposal    Security     Y       Against     For
                                                           requesting              holder
                                                           limitation on
                                                           executive
                                                           compensation
-----------------------------------------------------------------------------------------------------------------------------------
American                 AIG     026874107      05/16/07   Directors               Issuer       Y       For         For
International Group,
Inc
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Ratification of the     Issuer       Y       For         For
                                                           selection of
                                                           preicewaterhousecooper
                                                           LLP as AIG's
                                                           independent
                                                           registered public
                                                           accounting firm for
                                                           2007
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Adoption of the         Issuer       Y       For         For
                                                           American
                                                           International Group,
                                                           Inc 2007 stock
                                                           incentive plan
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Shareholder proposal    Security     Y       Against     For
                                                           relating to             holder
                                                           performance-based
                                                           stock options
-----------------------------------------------------------------------------------------------------------------------------------
Lowe's Companies, Inc    LOW     548661107      05/25/07   Directors               Issuer       Y       For         For
-----------------------------------------------------------------------------------------------------------------------------------
                                                           To Approve an           Issuer       Y       For         For
                                                           amendment to the
                                                           Lowe's companies
                                                           employee stock
                                                           purchase plan- stock
                                                           options for everyone
                                                           to increase the
                                                           number of shares
                                                           authorized for
                                                           issuance under the
                                                           plan
-----------------------------------------------------------------------------------------------------------------------------------
                                                           To Ratify the           Issuer       Y       For         For
                                                           appointment of
                                                           deloitte & Touche
                                                           LLP as the company's
                                                           independent
                                                           accountants
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Shareholder proposal    Security     Y       Against     For
                                                           establishing minimum    holder
                                                           share ownership
                                                           requirments for
                                                           director nominees
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Shareholder proposal    Security     Y       Against     For
                                                           requesting annual       holder
                                                           report on wood
                                                           procurement
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Sahreholder proposal    Security     Y       Against     For
                                                           regarding executive     holder
                                                           severance agreements
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Shareholder proposal    Security     Y       Against     For
                                                           regarding executive     holder
                                                           compensation plan
-----------------------------------------------------------------------------------------------------------------------------------
Nabors Industries LTD    NBD     G6359f103      06/05/07   Directors               Issuer       Y       For         For
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Appointment of          Issuer       Y       For         For
                                                           Pricewaterhousecoopers
                                                           LLP as independent
                                                           auditors and to
                                                           authorize the audit
                                                           committee of the
                                                           board of directors
                                                           to set auditors'
                                                           remuneration.
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Shareholder proposal    Security     Y       Against     For
                                                           to permit               holder
                                                           shareholders to vote
                                                           on an advisory
                                                           resolution to ratify
                                                           the compensation of
                                                           the named executive
                                                           officers of the
                                                           company.
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Shareholder Proposal    Security     Y       Against     For
                                                           to adopt a pay for      holder
                                                           superior performance
                                                           standard in the
                                                           company's executive
                                                           compensation plan
                                                           for senior
                                                           executives.
-----------------------------------------------------------------------------------------------------------------------------------
Boyd Gaming              BYD     103304101      05/17/07   Directors               Issuer       Y       For         For
Corporation
-----------------------------------------------------------------------------------------------------------------------------------
                                                           To ratify the           Issuer       Y       For         For
                                                           appointment of
                                                           Deloitte & Touche
                                                           LLP as the company's
                                                           independent
                                                           registered public
                                                           accounting firm for
                                                           the fiscal year
                                                           ending December 31,
                                                           2007.
-----------------------------------------------------------------------------------------------------------------------------------
Royal Dutch Shell PLC    RDS'A   780259206      05/15/07   Directors               Issuer       Y       For         For
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Adoption of Annual      Issuer       Y       For         For
                                                           Report and
                                                           Accountants
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Approval of             Issuer       Y       For         For
                                                           Remuneration Report
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Election of Rijkman     Issuer       Y       For         For
                                                           Groenink as director
                                                           of the company
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Re-election of          Issuer       Y       For         For
                                                           Malcolm Brinded as
                                                           director of the
                                                           company
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Re-election of Linda    Issuer       Y       For         For
                                                           Cook as director of
                                                           the company
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Re-election of          Issuer       Y       For         For
                                                           Maarten Van Den
                                                           Bergh as a director
                                                           of the company
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Re-election of Nina     Issuer       Y       For         For
                                                           Henderson as
                                                           director of the
                                                           company
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Re-election             Issuer       Y       For         For
                                                           Christine
                                                           Morin-Postel as
                                                           director of the
                                                           company
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Re-appointment of       Issuer       Y       For         For
                                                           auditors
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Remuneration of         Issuer       y       For         For
                                                           Auditors
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Authority to Allot      Issuer       Y       For         For
                                                           Shares
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Disapplication of       Issuer       Y       For         For
                                                           the Pre- emption
                                                           rights
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Authority to            Issuer       Y       For         For
                                                           Purchase own shares
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Authority for           Issuer       Y       For         For
                                                           Certain Donations
                                                           and Expenditure
-----------------------------------------------------------------------------------------------------------------------------------
Dentsply                 XRAY    249030107      05/15/07   Directors               Issuer       Y       For         For
International Inc.
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Proposal to Ratify      Issuer       Y       For         For
                                                           the appointment of
                                                           Pricewaterhousecoopers
                                                           LLP, Independent
                                                           Accountants, to
                                                           audit the books and
                                                           accounts of the
                                                           company for the year
                                                           ending December 31,
                                                           2007.
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Proposal to Approve     Issuer       Y       For         For
                                                           Ammendments to the
                                                           2002 equity
                                                           incentive plan.
-----------------------------------------------------------------------------------------------------------------------------------
Weatherford              WFT     G95089101      05/30/07   Directors               Issuer       Y       For         For
International LTD.
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Election as Director    Issuer       Y       For         For
                                                           Nicholas F. Brady
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Election as Director    Issuer       Y       For         For
                                                           William E. Macaulay
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Election as Director    Issuer       Y       For         For
                                                           David J. Butters
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Election as Director    Issuer       Y       For         For
                                                           Robert B. Milliard
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Election as Director    Issuer       Y       For         For
                                                           Bernard J.
                                                           Duroc-Danner
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Election as Director    Issuer       Y       For         For
                                                           Robert K. Moses, Jr.
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Election as Director    Issuer       Y       For         For
                                                           Sheldon B. Lubar
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Election as Director    Issuer       Y       For         For
                                                           Robert A. Rayne
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Appointment of Ernst    Issuer       Y       For         For
                                                           & Young LLP as
                                                           independent auditors
                                                           for the Year Ending
                                                           December 31, 2007,
                                                           and authorization of
                                                           the audit committee
                                                           of the board of
                                                           directors to set
                                                           Ernst & Young LLPS
                                                           Remuneration
-----------------------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand           IR      G4776G101      06/06/07   Directors               Issuer       Y       For         For
Company Limited
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Adoption of the         Issuer       Y       For         For
                                                           Incentive Stock Plan
                                                           of 2007
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Appointment of          Issuer       Y       For         For
                                                           Independent Auditors
                                                           and Authorization of
                                                           Board of Directors
                                                           to fix the audtitors
                                                           renumeration
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Shareholder proposal    Security     Y       Against     For
                                                           to require a            holder
                                                           shareholder vote of
                                                           an advisory
                                                           resolution with
                                                           respect to executive
                                                           compensation
-----------------------------------------------------------------------------------------------------------------------------------